Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Fabio Battaglia III

FBattaglia@stradley.com

215.564.8077

1933 Act Rule 497(c)

1933 Act File No. 333-216255

1940 Act File No. 811-23234

August 10, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BMT Investment Funds (the “Trust”)
File Nos. 333-216255 and 811-23234
Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 21, 2017, relating to the BMT Multi-Cap Fund, a series of the Trust, as filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 21, 2017 (SEC Accession No. 0001437749-17-012937).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Fabio Battaglia, III, Esquire

Fabio Battaglia, III, Esquire